Balance Sheet Components - Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 53,451	$ 36,491
Less accumulated depreciation	(21,810)	(14,034)
Property and equipment, net	31,641	22,457
Depreciation of property and equipment	8,318	6,675	$ 4,274
Build-To-Suit Lease Asset Under Construction
Property, Plant and Equipment [Line Items]
Total property and equipment	8,281	0
Computer equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	9,369	7,482
Software
Property, Plant and Equipment [Line Items]
Total property and equipment	2,031	1,982
Capitalized internal-use software costs
Property, Plant and Equipment [Line Items]
Total property and equipment	13,880	8,631
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	5,478	5,234
Buildings
Property, Plant and Equipment [Line Items]
Total property and equipment	11,251	11,251
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	1,490	1,324
Construction in progress
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 1,671	$ 587